Interest expense, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense, net
Interest expense on borrowings and deposits, net	$ 564	$ 253	$ 13
Interest expense related to leases	61	89	73
Interest expense, net	$ 625	$ 342	$ 86